CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	12 Months Ended
Jun. 30, 2021
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

20.CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

Pledged and restricted assets as of June 30, 2021 are as follows:

Detail	Asset value	Type of restriction
IT equipment	99,990	Leasing
Vehicles	78,833	Leasing
Compass Latam & Odisea	16,016,733	Security Collateral and Mortgage (a)
Allaria Ledesma & Cía.	9,395,976	US Treasury bills (b)
Cohen S.A.	789,458	US Treasury bills (c)
Other financial assets	13,032	Argentina Treasury bills
Totals	26,394,022

a)

In April 2019, the Group issued Private corporate bonds worth $16 million guaranteeing compliance with a first-degree mortgage of real estate assets of equal value and a pledge on the shares representing 10% of the holding of Rasa Holding LLC in the capital of Rizobacter. On July 5, 2021, we paid the last installment of the private bonds. As of the date of issuance of These financial statements, the commitments assumed by the Group were released.

b)

In order to guarantee the fulfillment of the obligations assumed from the loan signed with Allaria Ledesma & Cia., the subsidiary Rizobacter granted a pledge of American treasury bonds valued of $6,7 million on June 30, 2021.

c)

In order to guarantee the fulfillment of the obligations assumed from the loan signed with Cohen S.A., the subsidiary Rizobacter granted a pledge of American treasury bonds valued of $0,8 million on June 30, 2021.

The Convertibles Notes referenced in Note 6.18 are guaranteed by (i) BCS Holding, RASA Holding, Bioceres Semillas S.A., Rizobacter USA LLC and Rizobacter do Brasil LTD; (ii) a Share Pledge Agreement over the 41.3% of the shares held by RASA Holding in the capital stock of Rizobacter; (iii) an Intercompany Loan Pledge Agreement; (iv) Rizobacter do Brazil Fiduciary Assignment Agreement; and (v) Rizobacter do Brazil Account Pledge Agreement.

The Group has committed in the Convertible notes to the non-distribution of dividends.